Summary of Number of Shares Granted Each Year (Detail) (Unvested Restricted Awards, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unvested Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	310,690	206,040	197,186
Market value	$ 6.7	$ 3.6	$ 3.1